FINANCIAL RISK MANAGEMENT - FAIR VALUE ESTIMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)
Disclosure of fair value of plan assets [line items]
Available-for-sale investments	¥ 0			¥ 296,414,000		$ 0		¥ 0
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	0	$ 0		242,588,000	¥ 0
At fair value [member]
Disclosure of fair value of plan assets [line items]
Financial assets at FVOCI	321,246,000
Available-for-sale investments				280,088,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	0
At fair value [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Financial assets at FVOCI	0
Available-for-sale investments				0
At fair value [member] | Level 2 [member]
Disclosure of fair value of plan assets [line items]
Financial assets at FVOCI	0
Available-for-sale investments				0
At fair value [member] | Level 3 [member]
Disclosure of fair value of plan assets [line items]
Financial assets at FVOCI	¥ 321,246,000
Available-for-sale investments				¥ 280,088,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .